UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2013


[LOGO OF USAA]
   USAA(R)

                                     [GRAPHIC OF USAA TAX EXEMPT LONG-TERM FUND]

 ===============================================

       SEMIANNUAL REPORT
       USAA TAX EXEMPT LONG-TERM FUND
       FUND SHARES o ADVISER SHARES
       SEPTEMBER 30, 2013

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

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PRESIDENT'S MESSAGE

"BECAUSE OF THE INVERSE RELATIONSHIP BETWEEN
BOND PRICES AND YIELDS, LOWER PRICES MEAN
INVESTORS MAY HAVE THE OPPORTUNITY TO              [PHOTO OF DANIEL S. McNAMARA]
REINVEST AT HIGHER RATES AND POTENTIALLY
EARN MORE ON ANY NEW INVESTMENTS."

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SEPTEMBER 2013

Would it or wouldn't it? Would the U.S. Federal Reserve (the Fed) begin to reduce its bond-buying programs? Or would it continue purchasing bonds at the same pace? And if the Fed decided to taper, when would the reductions begin and how much would they be? The guessing game, which got underway in June after remarks by Fed Chairman Ben Bernanke, continued through the end of the reporting period. As I've discussed in the past, the Fed is supporting the economy by purchasing approximately $85 billion in mortgage-backed securities and long-term U.S. Treasury securities every month. (This is commonly known as "quantitative easing" or "QE"). In response to QE, long-term interest rates have fallen and the stock and bond markets have rallied.

Most people acknowledge that QE can't go on forever, but the idea the Fed would restrain a still fragile economy gave the markets pause. Interest rates rose sharply (bond prices, which move in the opposite direction, declined). By August, many investors had convinced themselves that the tapering announcement would be made at the Fed's September policy meeting. Instead, the Fed backed away from its prior guidance, saying it would continue buying the same amount of bonds every month. In response, interest rates trended down slightly as the markets began to price in the risks of a fiscal impasse in Washington, D.C.

During the reporting period, our USAA tax-exempt portfolios appeared to benefit from our bench of independent credit analysts. Because of their diligence, many of our mutual funds have avoided headline defaults and Chapter 9 bankruptcies such as Detroit; Jefferson County, Alabama; and Stockton, San Bernardino, Vallejo and Orange County, California. While headline events like these are likely to occur (unfunded pensions remain a long-term concern of ours), overall municipal credit quality appears to

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

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remain solid. We continue to expect the default rate among municipal issuers to remain extremely low. Meanwhile, our USAA tax-exempt money market funds are yielding almost zero at the present time.

For fixed-income investors, the prospect of gradually rising interest rates remains a mixed blessing. Higher rates mean a decrease in principal value. However, because of the inverse relationship between bond prices and yields, lower prices mean investors may have the opportunity to reinvest at higher rates and potentially earn more on any new investments. Furthermore, fixed-income investing is not an all or none scenario, and bonds continue to have a place in a diversified portfolio. Lastly, people often forget the bond market is not one market but is actually a market of many different types of bonds. While investors tend to focus on U.S. Treasuries, there are other segments of the bond market and they have performed differently (some better, some worse) during the reporting period. Investors should take a diversified approach to their fixed-income holdings.

If you think you might be over-allocated to fixed-income securities, you want to reassess your investment risk and if necessary, rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. Shareholders should always remain disciplined and follow an investment plan based on their objectives, risk tolerance and time horizon. If you have questions or would like assistance, USAA advisors stand ready to help you, free of charge.

In closing, I want to acknowledge the challenges that many people faced as a result of the federal government shutdown. We are glad the impasse has been temporarily resolved as of the time of this message. Rest assured, we will continue to monitor events in Washington, D.C. and any other factors that may affect your investments.

Thank you for your confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices fall o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Portfolio of Investments                                                 16

    Notes to Portfolio of Investments                                        33

    Financial Statements                                                     35

    Notes to Financial Statements                                            38

EXPENSE EXAMPLE                                                              51

ADVISORY AGREEMENT                                                           53

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA TAX EXEMPT LONG-TERM FUND (THE FUND) PROVIDES INVESTORS WITH INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

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TYPES OF INVESTMENTS

The Fund invests primarily in investment-grade securities, the interest from which is exempt from federal income tax. During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is 10 years or more.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF JOHN C. BONNELL]                     [PHOTO OF DIEDERIK OLIJSLAGER]
    JOHN C. BONNELL, CFA                           DIEDERIK OLIJSLAGER
    USAA Asset                                     USAA Asset
    Management Company                             Management Company

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o HOW DID THE USAA TAX EXEMPT LONG-TERM FUND (THE FUND SHARES) PERFORM DURING
  THE REPORTING PERIOD?

  The Fund Shares provided a total return of -3.88% versus an average of -4.58% amongst the funds in the Lipper General Municipal Debt Funds category. This compares to a -4.52% return for the Lipper General Municipal Debt Funds Index and a -3.15% return for the Barclays Municipal Bond Index. The Fund Shares' tax-exempt distributions over the prior 12 months produced a dividend yield of 4.12%, compared to the Lipper category average of 3.26%.

o WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

  In April, when the reporting period began, tax-exempt bonds posted gains, benefiting from supportive supply and demand conditions and the strong performance of U.S. Treasuries, which municipals tend to follow over time. In early May, yields began to rise on speculation the Fed might start scaling back its quantitative easing measures sooner than expected. Bond prices, which move in the opposite direction of interest rates, declined. Yields surged in June after U.S. Federal Reserve (the Fed) Chairman Ben Bernanke suggested tapering could start later in 2013. Investors, fearful that Fed tapering would lead to higher interest

  Refer to pages 9 and 10 for benchmark definitions.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA TAX EXEMPT LONG-TERM FUND

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  rates, shifted assets away from bonds. The large amount of redemptions from the municipal market drove down tax-exempt bond prices further, fueling more selling. After the Fed reiterated that any tapering would be data-dependent, municipal prices retraced some of their losses in late June.

  Municipal bond prices resumed their decline in July as investors sought to determine the Fed's intentions. Yields increased, rising most in the longer maturities. Also in July, the City of Detroit filed for bankruptcy protection. Though widely anticipated, the bankruptcy likely contributed to overall market volatility. By August, it was widely believed the Fed would announce a reduction in its asset purchases following its September policy meeting. Instead, the Fed surprised the markets, announcing in September that it would make no changes to its bond-buying programs. U.S. Treasuries and equities rallied on the news that the Fed would continue its easy monetary policies at least in the near term. The tax-exempt market followed suit. As municipal bond prices stabilized, redemptions slowed.

  Long-term municipal yields increased during the reporting period overall. The yield on a 30-year AAA-rated municipal, which was 3.09% on March 29, 2013, hit a high of 4.51% on September 5, 2013, and ended the reporting period at 4.12%.

  Tax-exempt supply decreased over the course of the reporting period. Early on, many of the bonds issued were refunding bonds -- wherein issuers replaced higher-yielding bonds with debt issued at lower interest rates -- and as a result, the net amount of tax-exempt supply in the market remained relatively stable. As yields increased, bond issuance slowed. On the demand side, as tax-exempt investors reduced their positions, "crossover buyers" entered the market. During the reporting period, long-term municipal yields were higher than the yields of U.S. Treasuries and comparably rated corporate bonds on an absolute basis (not adjusting for the tax exemption). This was attractive to crossover buyers, who typically do not buy municipal debt but who purchased it opportunistically to take advantage of the attractive yields. Low supply and improving demand helped stabilize municipal bond prices.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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o WHAT STRATEGIES DID YOU EMPLOY DURING THE REPORTING PERIOD?

  In keeping with our investment approach, we continued to focus on income generation. The portfolio's long-term income distribution contributes the majority of its total returns (see page 7). In recent years, the Fund's income has declined as tax-exempt bonds rallied and yields fell. The increase in tax-exempt yields during the reporting period gave us the opportunity to purchase bonds with higher yields.

  Our experienced credit analysts continued to evaluate the bonds we consider for purchase and continuously monitored the holdings in the Fund. They have a comprehensive approach to credit analysis, which includes a focus on both an issuer's willingness and its ability to repay its debt -- an approach that has served the Fund well. We believe events such as the Detroit bankruptcy filing demonstrate the value of credit research in the municipal market.

  During the reporting period, we continued to maintain a diversified portfolio of more than 400 longer-term, primarily investment-grade municipal bonds. Because of our income focus, the Fund is generally tilted toward bonds in the BBB and A rated categories. To limit exposure to an unexpected event, the Fund is diversified both by issuer and geographic area. We also avoid bonds subject to the federal alternative minimum tax for individuals.

o WHAT IS YOUR OUTLOOK?

  Looking ahead, we expect the U.S. economy to continue its "muddle through" recovery with slow growth and low inflation in the near term. According to consensus estimates, the 2013 gross domestic product growth may remain below long-term averages. The Fed's decision not to taper its asset purchase programs demonstrates that U.S. central bankers remain concerned about the strength of economic growth and the level of unemployment. Indeed, Fed Chairman Bernanke pointed to both issues in the press conference that followed the Fed's September meeting.

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4  | USAA TAX EXEMPT LONG-TERM FUND

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  As the economy continues to improve, and the market tries to anticipate when the Fed will end its quantitative easing program, we expect to see continued volatility in interest rates. Going forward, we expect the tax-exempt market to take some of its direction from U.S. Treasuries. If U.S. Treasury yields rise, municipal yields are likely to follow, but the attractiveness of municipals relative to U.S. Treasuries should help support municipal prices.

  Though some state and local governments continue to face budgetary challenges, we have confidence that they will continue working to maintain fiscal balance. We do not expect a material change in the longstanding debt repayment record of municipal issuers. Given the size and diversity of the tax-exempt market, occasional one-off credit problems will likely continue, but we expect them to remain the exception, not the rule.

  Thank you for allowing us to serve your investment needs. We appreciate your confidence in us.

  As interest rates rise, existing bond prices fall. o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. o Some income may be subject to state or local taxes but not the alternative minimum tax.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA TAX EXEMPT LONG-TERM FUND SHARES (FUND SHARES) (Ticker Symbol: USTEX)

--------------------------------------------------------------------------------
                                               9/30/13              3/31/13
--------------------------------------------------------------------------------
Net Assets                                $2,519.8 Million     $2,837.8 Million
Net Asset Value Per Share                      $13.10               $13.91

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                 $0.539               $0.539
Capital Gain Distributions Per Share              -                    -
Dollar-Weighted Average
Portfolio Maturity(+)                        16.5 Years           16.7 Years

(+)Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/13
--------------------------------------------------------------------------------
3/31/13-9/30/13*              1 Year              5 Years              10 Years
     -3.88%                   -2.03%               6.52%                 4.32%

--------------------------------------------------------------------------------
30-DAY SEC YIELD AS OF 9/30/13**                  EXPENSE RATIO AS OF 3/31/13***
--------------------------------------------------------------------------------
             4.07%                                            0.53%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

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6  | USAA TAX EXEMPT LONG-TERM FUND

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED SEPTEMBER 30, 2013

--------------------------------------------------------------------------------
               TOTAL RETURN      =      DIVIDEND RETURN      +      PRICE CHANGE
--------------------------------------------------------------------------------
10 Years           4.32%         =           4.71%           +         (0.39)%
5 Years            6.52%         =           4.88%           +          1.64%
1 Year            (2.03)%        =           3.79%           +         (5.82)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED SEPTEMBER 30, 2004-SEPTEMBER 30, 2013

    [CHART OF ANNUAL TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

--------------------------------------------------------------------------------
                  TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
9/30/2004             6.02%               4.73%                     1.29%
9/30/2005             4.77%               4.49%                     0.28%
9/30/2006             4.24%               4.51%                    -0.27%
9/30/2007             1.88%               4.46%                    -2.58%
9/30/2008            -5.63%               4.55%                   -10.18%
9/30/2009            14.62%               6.29%                     8.33%
9/30/2010             6.30%               5.07%                     1.23%
9/30/2011             3.49%               4.90%                    -1.41%
9/30/2012            11.04%               4.49%                     6.55%
9/30/2013            -2.03%               3.79%                    -5.82%

                                   [END CHART]

     NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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                                                        INVESTMENT OVERVIEW |  7

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TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund Shares' Dividend Return for the period ended 9/30/13, and assuming marginal federal tax
rates of:                              28.00%     36.80%*    38.80%*    43.40%*

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD         DIVIDEND RETURN
-------------------------------------------------------------------------------
10 Years            4.71%               6.54%      7.46%      7.70%      8.32%
5 Years             4.88%               6.78%      7.72%      7.97%      8.62%
1 Year              3.79%               5.26%      5.99%      6.19%      6.69%

To match the Fund Shares' closing 30-day SEC Yield of 4.07%, on 9/30/13,

A FULLY TAXABLE INVESTMENT MUST PAY:    5.65%      6.44%      6.65%      7.19%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

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Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2013 tax rates or rates in effect as of the issuance of this report.

*The above marginal rates assume income exceeds $250,000 and investment income is subject to the 3.80% medicare tax which is applied for income over a specific level, depending on the federal income tax filing status.

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8  | USAA TAX EXEMPT LONG-TERM FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             BARCLAYS MUNICIPAL        USAA TAX EXEMPT        LIPPER GENERAL MUNICIPAL
                 BOND INDEX         LONG-TERM FUND SHARES         DEBT FUNDS INDEX
09/30/03         $10,000.00               $10,000.00                 $10,000.00
10/31/03           9,949.65                 9,962.26                   9,963.84
11/30/03          10,053.34                10,092.17                  10,076.92
12/31/03          10,136.59                10,204.46                  10,159.44
01/31/04          10,194.65                10,236.08                  10,193.67
02/29/04          10,348.08                10,441.35                  10,354.10
03/31/04          10,312.04                10,377.66                  10,294.28
04/30/04          10,067.82                10,125.88                  10,063.69
05/31/04          10,031.32                10,110.83                  10,031.19
06/30/04          10,067.82                10,164.65                  10,064.90
07/31/04          10,200.32                10,301.60                  10,187.88
08/31/04          10,404.73                10,518.30                  10,378.67
09/30/04          10,459.96                10,602.38                  10,438.55
10/31/04          10,549.97                10,694.26                  10,522.61
11/30/04          10,462.95                10,597.74                  10,444.22
12/31/04          10,590.73                10,775.86                  10,579.61
01/31/05          10,689.71                10,888.63                  10,684.17
02/28/05          10,654.14                10,852.43                  10,656.87
03/31/05          10,586.95                10,761.93                  10,576.52
04/30/05          10,753.91                10,956.71                  10,741.36
05/31/05          10,829.91                11,049.24                  10,825.01
06/30/05          10,897.10                11,120.28                  10,892.16
07/31/05          10,847.85                11,067.13                  10,853.16
08/31/05          10,957.37                11,185.36                  10,964.14
09/30/05          10,883.57                11,111.10                  10,886.20
10/31/05          10,817.48                11,030.96                  10,820.65
11/30/05          10,869.41                11,071.24                  10,869.88
12/31/05          10,962.88                11,187.46                  10,971.26
01/31/06          10,992.46                11,201.75                  11,000.82
02/28/06          11,066.26                11,299.04                  11,087.20
03/31/06          10,989.94                11,214.67                  11,023.26
04/30/06          10,986.17                11,197.11                  11,013.22
05/31/06          11,035.11                11,246.74                  11,068.83
06/30/06          10,993.56                11,178.07                  11,024.40
07/31/06          11,124.33                11,323.13                  11,158.51
08/31/06          11,289.40                11,496.01                  11,324.39
09/30/06          11,367.92                11,581.02                  11,402.75
10/31/06          11,439.20                11,663.40                  11,476.74
11/30/06          11,534.56                11,788.87                  11,572.88
12/31/06          11,493.81                11,724.18                  11,531.11
01/31/07          11,464.38                11,697.46                  11,508.24
02/28/07          11,615.45                11,850.79                  11,645.95
03/31/07          11,586.81                11,811.25                  11,616.32
04/30/07          11,621.11                11,845.06                  11,652.35
05/31/07          11,569.66                11,786.75                  11,602.59
06/30/07          11,509.70                11,712.69                  11,538.15
07/31/07          11,598.92                11,756.21                  11,593.88
08/31/07          11,548.88                11,573.64                  11,483.28
09/30/07          11,719.78                11,797.34                  11,646.93
10/31/07          11,772.02                11,843.99                  11,680.82
11/30/07          11,847.08                11,849.97                  11,700.58
12/31/07          11,879.97                11,795.95                  11,690.60
01/31/08          12,029.77                11,938.07                  11,829.30
02/29/08          11,479.02                11,228.22                  11,225.22
03/31/08          11,807.11                11,576.52                  11,524.31
04/30/08          11,945.27                11,776.87                  11,678.69
05/31/08          12,017.50                11,889.79                  11,767.70
06/30/08          11,881.86                11,748.51                  11,610.07
07/31/08          11,927.02                11,680.53                  11,598.40
08/31/08          12,066.59                11,795.55                  11,706.71
09/30/08          11,500.73                11,132.77                  11,085.88
10/31/08          11,383.34                10,628.25                  10,748.66
11/30/08          11,419.54                10,519.61                  10,624.06
12/31/08          11,586.02                10,317.76                  10,585.46
01/31/09          12,010.10                10,864.51                  11,084.82
02/28/09          12,073.20                10,954.56                  11,194.44
03/31/09          12,075.41                10,958.85                  11,155.58
04/30/09          12,316.64                11,295.33                  11,475.00
05/31/09          12,446.93                11,660.82                  11,739.06
06/30/09          12,330.33                11,559.69                  11,619.38
07/31/09          12,536.63                11,759.91                  11,802.81
08/31/09          12,750.95                12,050.12                  12,102.88
09/30/09          13,208.55                12,760.24                  12,718.97
10/31/09          12,931.28                12,475.71                  12,389.75
11/30/09          13,038.13                12,488.67                  12,427.46
12/31/09          13,082.19                12,596.55                  12,543.81
01/31/10          13,150.33                12,672.88                  12,605.51
02/28/10          13,277.79                12,784.47                  12,724.41
03/31/10          13,246.00                12,777.13                  12,733.55
04/30/10          13,406.98                12,942.74                  12,900.71
05/31/10          13,507.53                13,021.80                  12,968.70
06/30/10          13,515.56                13,014.99                  12,952.89
07/31/10          13,684.09                13,180.36                  13,106.62
08/31/10          13,997.39                13,524.32                  13,441.40
09/30/10          13,975.52                13,564.23                  13,452.47
10/31/10          13,936.81                13,523.20                  13,424.14
11/30/10          13,658.13                13,114.00                  13,053.44
12/31/10          13,393.45                12,770.47                  12,752.17
01/31/11          13,294.78                12,571.94                  12,592.98
02/28/11          13,506.43                12,803.30                  12,796.08
03/31/11          13,461.43                12,752.61                  12,748.52
04/30/11          13,702.50                12,997.46                  12,961.94
05/31/11          13,936.65                13,313.15                  13,238.77
06/30/11          13,985.27                13,419.78                  13,328.77
07/31/11          14,128.00                13,600.44                  13,470.05
08/31/11          14,369.70                13,759.52                  13,651.03
09/30/11          14,518.25                14,041.01                  13,856.24
10/31/11          14,464.28                14,003.48                  13,813.17
11/30/11          14,549.72                14,076.48                  13,869.95
12/31/11          14,826.52                14,365.81                  14,149.35
01/31/12          15,169.40                14,827.18                  14,593.25
02/29/12          15,184.35                14,878.91                  14,636.86
03/31/12          15,085.69                14,833.56                  14,568.35
04/30/12          15,259.72                15,004.11                  14,756.45
05/31/12          15,386.40                15,175.71                  14,912.47
06/30/12          15,369.88                15,193.90                  14,906.27
07/31/12          15,613.47                15,431.92                  15,191.25
08/31/12          15,631.25                15,497.75                  15,232.38
09/30/12          15,725.66                15,587.31                  15,335.67
10/31/12          15,770.04                15,681.94                  15,409.46
11/30/12          16,029.84                15,972.98                  15,728.68
12/31/12          15,831.72                15,771.59                  15,494.79
01/31/13          15,897.66                15,899.52                  15,597.96
02/28/13          15,945.81                15,950.16                  15,646.08
03/31/13          15,877.04                15,886.27                  15,560.61
04/30/13          16,051.08                16,073.77                  15,746.65
05/31/13          15,855.01                15,906.73                  15,548.87
06/30/13          15,406.07                15,314.03                  14,973.30
07/31/13          15,271.37                15,137.45                  14,775.39
08/31/13          15,053.43                14,867.55                  14,509.77
09/30/13          15,377.43                15,270.15                  14,856.76

                                   [END CHART]

                       Data from 9/30/03 through 9/30/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Long-Term Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Municipal Bond Index tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Index because the Index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper General Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper General & Insured Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                USAA TAX EXEMPT          LIPPER GENERAL & INSURED
             LONG-TERM FUND SHARES     MUNICIPAL DEBT FUNDS AVERAGE
09/30/04             4.52%                         3.90%
09/30/05             4.40                          3.80
09/30/06             4.39                          3.78
09/30/07             4.60                          3.85
09/30/08             5.35                          4.29
09/30/09             5.06                          4.01
09/30/10             4.76                          3.84
09/30/11             4.66                          3.91
09/30/12             4.01                          3.37
09/30/13             4.12                          3.26

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 9/30/04 to 9/30/13.

The Lipper General & Insured Municipal Debt Funds Average is an average performance level of all general municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

10  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

USAA TAX EXEMPT LONG-TERM FUND ADVISER SHARES (ADVISER SHARES)
(Ticker Symbol: UTELX)

--------------------------------------------------------------------------------
                                               9/30/13              3/31/13
--------------------------------------------------------------------------------
Net Assets                                  $5.4 Million         $6.8 Million
Net Asset Value Per Share                      $13.09               $13.91

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                 $0.495               $0.494
Capital Gain Distributions Per Share              -                    -

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/13
--------------------------------------------------------------------------------
   3/31/13-9/30/13*              1 Year               Since Inception 8/01/10
        -4.10%                   -2.42%                        4.39%

--------------------------------------------------------------------------------
                        30-DAY SEC YIELD AS OF 9/30/13**
--------------------------------------------------------------------------------
     Subsidized     3.76%                            Unsubsidized     3.51%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 3/31/13***
--------------------------------------------------------------------------------
   Before Reimbursement     1.11%               After Reimbursement     0.85%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2013, and is calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through August 1, 2014, to make payments or waive management, administration, and other fees so that the total expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.85% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Trust's Board of Trustees and may be changed or terminated by the Manager at any time after August 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Adviser Shares' closing 30-day SEC Yield of 3.76% on 9/30/13, and assuming marginal federal tax
rates of:                               28.00%    36.80%*    38.80%*    43.40%*

A FULLY TAXABLE INVESTMENT MUST PAY:     5.23%     5.95%      6.15%      6.65%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2013 tax rates or rates in effect as of the issuance of this report.

*The above marginal rates assume income exceeds $250,000 and investment income is subject to the 3.80% medicare tax which is applied for income over a specific level, depending on the federal income tax filing status.

================================================================================

12  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             USAA TAX EXEMPT LONG-TERM     LIPPER GENERAL MUNICIPAL     BARCLAYS MUNICIPAL
                FUND ADVISER SHARES            DEBT FUNDS INDEX             BOND INDEX
07/31/10            $10,000.00                    $10,000.00                $10,000.00
08/31/10             10,257.04                     10,255.42                 10,228.95
09/30/10             10,277.14                     10,263.87                 10,212.97
10/31/10             10,250.63                     10,242.26                 10,184.68
11/30/10              9,937.52                      9,959.42                  9,981.03
12/31/10              9,674.00                      9,729.56                  9,787.61
01/31/11              9,520.42                      9,608.10                  9,715.50
02/28/11              9,692.41                      9,763.07                  9,870.17
03/31/11              9,651.06                      9,726.78                  9,837.28
04/30/11              9,825.30                      9,889.61                 10,013.45
05/31/11             10,068.87                     10,100.83                 10,184.57
06/30/11             10,146.23                     10,169.49                 10,220.10
07/31/11             10,279.94                     10,277.29                 10,324.40
08/31/11             10,397.24                     10,415.37                 10,501.03
09/30/11             10,606.89                     10,571.94                 10,609.58
10/31/11             10,575.95                     10,539.08                 10,570.14
11/30/11             10,628.49                     10,582.40                 10,632.58
12/31/11             10,844.06                     10,795.57                 10,834.86
01/31/12             11,181.59                     11,134.26                 11,085.43
02/29/12             11,226.23                     11,167.53                 11,096.35
03/31/12             11,189.08                     11,115.26                 11,024.25
04/30/12             11,314.94                     11,258.77                 11,151.44
05/31/12             11,441.29                     11,377.81                 11,244.01
06/30/12             11,443.58                     11,373.09                 11,231.93
07/31/12             11,628.25                     11,590.52                 11,409.94
08/31/12             11,674.32                     11,621.90                 11,422.94
09/30/12             11,739.01                     11,700.70                 11,491.93
10/31/12             11,798.62                     11,757.01                 11,524.36
11/30/12             12,022.84                     12,000.56                 11,714.22
12/31/12             11,868.10                     11,822.11                 11,569.44
01/31/13             11,952.59                     11,900.82                 11,617.62
02/28/13             11,996.17                     11,937.54                 11,652.81
03/31/13             11,944.95                     11,872.33                 11,602.56
04/30/13             12,082.77                     12,014.28                 11,729.74
05/31/13             11,953.94                     11,863.37                 11,586.46
06/30/13             11,496.85                     11,424.23                 11,258.38
07/31/13             11,361.16                     11,273.23                 11,159.95
08/31/13             11,155.44                     11,070.57                 11,000.68
09/30/13             11,454.79                     11,335.31                 11,237.45

                                   [END CHART]

                  Data from 7/31/10 through 9/30/13.*

                  See pages 9 and 10 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Long-Term Fund Adviser Shares to the benchmarks.

*The performance of the Lipper General Municipal Debt Funds Index and the Barclays Municipal Bond Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                              o TOP 10 INDUSTRIES o
                                  AS OF 9/30/13
                                (% of Net Assets)

Hospital ...............................................................   20.3%
General Obligation .....................................................   11.5%
Education ..............................................................   10.7%
Electric Utilities .....................................................    8.5%
Special Assessment/Tax/Fee .............................................    8.3%
Appropriated Debt ......................................................    5.8%
Airport/Port ...........................................................    5.0%
Toll Roads .............................................................    4.5%
Nursing/CCRC ...........................................................    3.9%
Water/Sewer Utility ....................................................    3.5%

You will find a complete list of securities that the Fund owns on pages 18-32.

================================================================================

14  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

                      o PORTFOLIO RATINGS MIX -- 9/30/13 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                         5.9%
AA                                                                         25.6%
A                                                                          31.4%
BBB                                                                        26.1%
BELOW INVESTMENT-GRADE                                                      2.5%
UNRATED                                                                     5.0%
SHORT-TERM INVESTMENT-GRADE                                                 3.5%

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of a Nationally Recognized Statistical Rating Organization (NRSRO). Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated", but are monitored and evaluated by USAA Asset Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes. Securities within the Short-Term Investment-Grade category are those that are ranked in the top two short-term credit ratings for the respective rating agency (which are A-1 and A-2 for S&P and P-1 and P-2 for Moody's, F1 and F2 for Fitch, and R-1 and R-2 for Dominion). Short-term ratings are generally assigned to those obligations considered short-term; such obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. The Below Investment-Grade category includes both long-term and short-term securities.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 18-32.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

o CATEGORIES AND DEFINITIONS

  FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

  PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

  VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

  ADJUSTABLE-RATE NOTES -- similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

  CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

================================================================================

16  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

  (INS)   Principal and interest payments are insured by one of the following:
          ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

  (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: DEPFA Bank plc or Wells Fargo Bank, N.A.

  (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

  (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the Texas Permanent School Fund.

o PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

  CCD     Community College District
  EDA     Economic Development Authority
  EDC     Economic Development Corp.
  ETM     Escrowed to final maturity
  IDA     Industrial Development Authority/Agency
  IDB     Industrial Development Board
  IDC     Industrial Development Corp.
  ISD     Independent School District
  MTA     Metropolitan Transportation Authority
  PRE     Prerefunded to a date prior to maturity
  USD     Unified School District

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

INVESTMENTS

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                           COUPON         FINAL              VALUE
(000)       SECURITY                                              RATE         MATURITY            (000)
--------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (90.8%)

            ALABAMA (0.7%)
  $ 4,245   Chatom IDB (INS)                                      5.00%        8/01/2037      $    4,384
    2,500   Montgomery Medical Clinic Board                       4.75         3/01/2031           2,301
    2,500   Montgomery Medical Clinic Board                       4.75         3/01/2036           2,229
    7,000   Port Auth.                                            6.00        10/01/2035           7,866
    2,000   Selma IDB                                             5.80         5/01/2034           2,049
                                                                                              ----------
                                                                                                  18,829
                                                                                              ----------
            ARIZONA (2.5%)
    5,000   Apache County IDA                                     4.50         3/01/2030           4,669
    5,000   Goodyear                                              5.63         7/01/2039           5,215
    6,000   Health Facilities Auth.                               5.00         2/01/2042           5,463
    7,000   Maricopa County                                       5.00         6/01/2035           7,207
    3,500   Maricopa County                                       4.50         8/01/2042           3,042
    1,000   Phoenix Civic Improvement Corp. (INS)                 5.50         7/01/2029           1,125
    1,500   Phoenix Civic Improvement Corp. (INS)                 5.50         7/01/2030           1,677
    3,000   Pima County IDA                                       4.00         9/01/2029           2,643
    4,000   Pima County IDA                                       5.75         9/01/2029           4,079
    2,685   Pima County IDA                                       4.50         6/01/2030           2,505
    3,000   Pima County IDA                                       5.25        10/01/2040           2,979
    3,500   Scottsdale IDA                                        5.25         9/01/2030           3,501
    9,325   Univ. Medical Center Corp.                            5.00         7/01/2035           9,347
    2,000   Yavapai County IDA                                    5.63         8/01/2033           2,008
    7,500   Yavapai County IDA                                    5.63         8/01/2037           7,518
                                                                                              ----------
                                                                                                  62,978
                                                                                              ----------
            ARKANSAS (0.1%)
    1,000   Dev. Finance Auth. (INS)                              4.97(a)      7/01/2028             519
    1,165   Dev. Finance Auth. (INS)                              4.98(a)      7/01/2029             570
    1,150   Dev. Finance Auth. (INS)                              4.99(a)      7/01/2030             525
    2,500   Dev. Finance Auth. (INS)                              5.03(a)      7/01/2036             757
                                                                                              ----------
                                                                                                   2,371
                                                                                              ----------
            CALIFORNIA (9.4%)
    1,000   Cerritos CCD                                          5.63(a)      8/01/2031             397
    2,500   Cerritos CCD                                          5.67(a)      8/01/2032             937
    2,175   Cerritos CCD                                          5.71(a)      8/01/2033             762
    1,000   Cerritos CCD                                          5.76(a)      8/01/2034             327
    1,500   Cerritos CCD                                          5.82(a)      8/01/2035             461
    2,200   Cerritos CCD                                          5.88(a)      8/01/2036             634
    8,500   Coachella Valley USD (INS)                            5.95(a)      8/01/2041           1,626

================================================================================

18  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                           COUPON         FINAL              VALUE
(000)       SECURITY                                              RATE         MATURITY            (000)
--------------------------------------------------------------------------------------------------------
  $ 6,700   Corona-Norco USD (INS)                                5.50%        8/01/2039      $    7,307
    3,000   El Camino CCD                                         5.08(a)      8/01/2034           1,005
    3,000   El Camino CCD                                         5.24(a)      8/01/2038             763
   10,000   El Monte Union High School District (INS)             5.75(a)      6/01/2042           1,947
    2,500   Escondido Union High School District (INS)            5.00         6/01/2037           2,524
    2,410   Golden State Tobacco Securitization (INS)             4.55         6/01/2022           2,475
    5,000   Golden State Tobacco Securitization (INS)             4.60         6/01/2023           5,150
    2,000   Golden State Tobacco Securitization                   5.00         6/01/2030           2,051
    5,000   Indio Redevelopment Agency                            5.25         8/15/2035           4,510
   17,025   Inland Empire Tobacco Securitization Auth.            5.75         6/01/2026          15,657
    2,000   Jurupa Public Finance Auth. (INS)                     5.00         9/01/2033           2,027
    1,200   Los Alamitos USD, 5.95%, 8/01/2024                    5.95(b)      8/01/2034             656
    4,500   Los Alamitos USD, 6.05%, 8/01/2024                    6.05(b)      8/01/2042           2,422
    3,000   Monterey Peninsula USD (INS)                          5.50         8/01/2034           3,248
   15,000   Palomar Pomerado Health                               5.13         8/01/2037          15,126
    1,860   Paramount USD                                         6.82(a)      8/01/2034             543
    2,000   Paramount USD                                         6.86(a)      8/01/2035             548
    2,750   Paramount USD                                         6.88(a)      8/01/2036             690
    2,750   Paramount USD                                         6.90(a)      8/01/2037             655
    6,000   Pollution Control Financing Auth.                     5.00        11/21/2045           5,392
    9,105   Public Works Board                                    5.00        11/01/2029           9,401
    2,500   Public Works Board                                    5.00        12/01/2029           2,635
    2,610   Public Works Board                                    5.00         4/01/2030           2,670
    2,000   Public Works Board                                    5.00        10/01/2030           2,076
    2,950   Public Works Board                                    5.00         6/01/2031           3,083
    1,110   Public Works Board                                    5.00        10/01/2031           1,145
    2,000   Public Works Board                                    5.00        12/01/2031           2,079
    7,250   Public Works Board                                    5.00        11/01/2037           7,339
    3,000   Public Works Board                                    5.00         3/01/2038           3,034
    4,600   San Francisco City and County
              Redevelopment Financing Auth. (INS)                 4.88         8/01/2036           4,345
    3,000   San Marcos Schools Financing Auth. (INS)              5.00         8/15/2040           3,049
   13,605   San Ysidro School District (INS)                      5.58(a)      8/01/2036           3,249
   14,285   San Ysidro School District (INS)                      5.64(a)      8/01/2037           3,209
   15,000   Santa Ana USD (INS)                                   5.45(a)      4/01/2029           6,314
    5,000   Southern California Public Power Auth.                5.00         7/01/2040           5,082
    6,000   State                                                 5.25         2/01/2030           6,496
   24,700   State(c)                                              4.50         8/01/2030          24,881
    5,000   State                                                 5.75         4/01/2031           5,561
      960   State                                                 5.00         2/01/2032             963
    6,000   State                                                 5.00        11/01/2032           6,203
    5,000   State                                                 5.00        12/01/2032           5,172
    8,000   State                                                 5.25         4/01/2035           8,484

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                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                           COUPON         FINAL              VALUE
(000)       SECURITY                                              RATE         MATURITY            (000)
--------------------------------------------------------------------------------------------------------
  $ 6,750   State                                                 5.00%        2/01/2038      $    6,963
    9,010   State                                                 5.00         4/01/2042           9,229
   10,000   Statewide Communities Dev. Auth.                      5.00         4/01/2042          10,038
    8,885   Stockton USD (INS)                                    7.33(a)      8/01/2034           2,663
    2,500   Victor Elementary School District (INS)               5.13         8/01/2034           2,604
    5,180   Washington Township Health Care Dist.                 5.25         7/01/2030           5,222
    5,000   Washington Township Health Care Dist.                 5.50         7/01/2038           5,094
                                                                                              ----------
                                                                                                 238,123
                                                                                              ----------
            COLORADO (1.8%)
    3,500   Denver Convention Center Hotel Auth. (INS)            4.75        12/01/2035           3,220
   15,765   Denver Health and Hospital Auth.                      4.75        12/01/2034          14,812
    2,000   E-470 Public Highway Auth.                            5.38         9/01/2026           2,056
   10,000   E-470 Public Highway Auth. (INS)                      5.06(a)      9/01/2035           2,796
    2,500   Educational and Cultural Facilities Auth.             5.25         4/01/2043           2,537
    3,500   Health Facilities Auth.                               5.00         6/01/2029           3,483
    3,000   Health Facilities Auth.                               5.25         6/01/2031           3,009
    2,000   Health Facilities Auth.                               5.00         6/01/2035           1,907
    2,500   Health Facilities Auth.                               5.25         6/01/2036           2,456
    2,000   Health Facilities Auth.                               5.00        10/01/2042           2,006
    5,000   Health Facilities Auth.                               5.00        12/01/2042           4,628
    2,000   Vista Ridge Metropolitan District (INS)               5.00        12/01/2036           1,683
                                                                                              ----------
                                                                                                  44,593
                                                                                              ----------
            CONNECTICUT (1.8%)
    2,500   Health and Educational Facilities Auth. (INS)         5.13         7/01/2030           2,366
    2,000   Health and Educational Facilities Auth.               5.00         7/01/2035           2,060
   60,796   Mashantucket (Western) Pequot Tribe(d)                7.08(k)      7/01/2031          42,056
                                                                                              ----------
                                                                                                  46,482
                                                                                              ----------
            DELAWARE (0.2%)
    4,000   EDA                                                   5.40         2/01/2031           4,216
                                                                                              ----------
            DISTRICT OF COLUMBIA (2.0%)
   12,870   Community Academy Public Charter School, Inc. (INS)   4.88         5/01/2037          10,265
    1,305   District of Columbia                                  5.00         7/01/2036           1,315
    1,500   District of Columbia                                  5.00         7/01/2042           1,507
    1,700   District of Columbia                                  6.00         7/01/2043           1,732
    1,450   District of Columbia                                  6.00         7/01/2048           1,464
    7,500   Metropolitan Washington Airports Auth.                5.13        10/01/2034           7,861
    5,000   Metropolitan Washington Airports Auth.                5.00        10/01/2039           5,170
   10,000   Metropolitan Washington Airports Auth.                5.63        10/01/2039          10,661
   10,000   Washington Convention & Sports Auth.                  5.00        10/01/2040          10,012
                                                                                              ----------
                                                                                                  49,987
                                                                                              ----------

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20  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                           COUPON         FINAL              VALUE
(000)       SECURITY                                              RATE         MATURITY            (000)
--------------------------------------------------------------------------------------------------------
            FLORIDA (11.1%)
  $ 2,000   Brevard County Health Facilities Auth.                7.00%        4/01/2039      $    2,172
   20,000   Brevard County School Board (INS)(c)                  5.00         7/01/2032          20,510
    1,500   Broward County                                        5.25        10/01/2034           1,611
      350   Broward County School Board (INS)                     5.25         7/01/2027             373
   10,000   Broward County School Board (INS)                     5.00         7/01/2032          10,230
    2,000   Clearwater                                            5.25        12/01/2039           2,097
    5,675   Department of Children and Family Services            5.00        10/01/2025           6,062
    1,500   Escambia County                                       6.25        11/01/2033           1,598
    1,000   Escambia County Housing Finance Auth. (INS)           5.75         6/01/2031           1,064
    3,950   Gainesville                                           5.25        10/01/2034           4,207
    1,000   Hialeah Gardens Health Care Facilities Auth.
              (LOC - SunTrust Bank)                               5.00         8/15/2037             964
    3,500   Highlands County Health Facilities Auth.              5.00        11/15/2031           3,529
      625   Hillsborough County (INS)                             5.13         3/01/2020             627
    2,270   Jacksonville                                          5.00        10/01/2029           2,374
    5,750   Jacksonville Economic Dev. Commission                 5.00        11/15/2036           5,792
    4,000   JEA Water & Sewer System                              5.00        10/01/2039           4,146
    4,000   Lake County School Board (INS) (PRE)                  5.00         7/01/2029           4,143
      500   Lakeland Educational Facility                         5.00         9/01/2037             480
    1,000   Lakeland Educational Facility                         5.00         9/01/2042             942
    4,000   Lee County IDA                                        5.75        10/01/2042           3,724
    1,500   Miami (INS)                                           5.00        10/01/2034           1,523
   13,125   Miami (INS)                                           5.25         7/01/2035          13,507
    4,000   Miami (INS)                                           5.25         7/01/2039           4,079
    2,000   Miami Beach                                           5.00         9/01/2040           2,029
    6,875   Miami-Dade County                                     5.00        10/01/2029           7,096
    3,950   Miami-Dade County                                     5.00        10/01/2034           4,060
   23,205   Miami-Dade County                                     5.38        10/01/2035          24,165
    2,500   Miami-Dade County                                     5.00        10/01/2037           2,523
    5,000   Miami-Dade County                                     5.00         7/01/2040           5,040
    3,000   Miami-Dade County Facilities Auth.                    5.00         4/01/2042           2,986
    5,000   Miami-Dade County School Board (INS)                  5.25         2/01/2027           5,307
    5,000   Miami-Dade County School Board (INS)                  5.00         5/01/2033           5,081
    2,500   Municipal Loan Council (INS)                          5.25        10/01/2033           2,620
    5,000   Orange County (INS)                                   5.00        10/01/2031           5,204
    3,000   Orange County Health Facilities Auth.                 5.25        10/01/2035           3,040
   10,000   Orange County Health Facilities Auth.                 4.75        11/15/2036           9,666
    6,255   Orange County Health Facilities Auth.                 5.13        11/15/2039           6,259
    8,000   Orange County Health Facilities Auth.                 5.00        10/01/2042           7,886
   12,170   Orange County School Board (INS)                      5.00         8/01/2031          12,572
    5,000   Orange County School Board (INS)                      5.00         8/01/2032           5,229
   10,000   Orange County School Board (INS)                      5.50         8/01/2034          10,714
    6,000   Orlando-Orange County Expressway Auth.                5.00         7/01/2035           6,110

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                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                           COUPON         FINAL              VALUE
(000)       SECURITY                                              RATE         MATURITY            (000)
--------------------------------------------------------------------------------------------------------
  $ 2,000   Orlando-Orange County Expressway Auth.                5.00%        7/01/2035      $    2,033
   10,000   Palm Beach County                                     5.00        10/01/2031          10,408
    1,000   Pinellas County Educational Facilities Auth.          5.00        10/01/2027           1,000
    1,000   Pinellas County Educational Facilities Auth.          5.25        10/01/2030           1,005
    3,650   Pinellas County Educational Facilities Auth.          6.00        10/01/2041           3,808
    4,000   Polk County Utility Systems (INS)                     5.00        10/01/2030           4,112
    4,000   Port St. Lucie Utility System (INS)                   4.64(a)      9/01/2032           1,524
    4,000   Port St. Lucie Utility System (INS)                   4.65(a)      9/01/2033           1,431
    1,000   Sarasota County Public Hospital District              5.63         7/01/2039           1,025
    5,000   South Miami Health Facilities Auth.                   4.63         8/15/2029           4,972
    3,000   St. Petersburg Health Facilities Auth.                6.50        11/15/2039           3,280
      600   State Higher Educational Facility                     5.00         4/01/2032             594
    1,500   State Higher Educational Facility                     5.25         4/01/2042           1,489
    3,400   Sumter County (INS)                                   5.00         6/01/2036           3,449
    2,200   Tampa Housing Auth.                                   4.85         7/01/2036           2,181
    3,050   Tampa-Hillsborough County Expressway Auth.            5.00         7/01/2042           3,076
    2,350   Volusia County Educational Facilities Auth. (INS)     5.00        10/15/2029           2,443
    8,350   Volusia County School Board (INS)                     5.00         8/01/2031           8,572
    1,165   West Palm Beach Community Redevelopment Agency        5.00         3/01/2029           1,175
                                                                                              ----------
                                                                                                 280,918
                                                                                              ----------
            GEORGIA (1.5%)
    3,500   Atlanta Airport                                       5.00         1/01/2035           3,573
   10,000   Burke County Dev. Auth.                               7.00         1/01/2023          11,716
    4,000   Dahlonega Downtown Dev. Auth. (INS)                   5.00         7/01/2040           4,115
    4,000   Glynn-Brunswick Memorial Hospital Auth.               5.63         8/01/2034           4,182
    1,600   Private Colleges & Universities Auth.                 5.00        10/01/2032           1,554
   10,000   Savannah EDA                                          6.15         3/01/2017          10,695
    1,000   Thomasville Hospital Auth.                            5.25        11/01/2035           1,015
    1,250   Thomasville Hospital Auth.                            5.38        11/01/2040           1,278
                                                                                              ----------
                                                                                                  38,128
                                                                                              ----------
            HAWAII (0.3%)
    6,000   State                                                 6.50         7/01/2039           6,516
                                                                                              ----------
            IDAHO (0.1%)
    1,500   Health Facilities Auth. (INS)                         5.00         7/01/2035           1,525
                                                                                              ----------
            ILLINOIS (9.0%)
      520   Chicago (INS)                                         5.25         1/01/2029             520
    4,370   Chicago                                               6.75        12/01/2032           4,473
    5,000   Chicago-O'Hare International Airport                  5.75         1/01/2039           5,179
    5,000   Chicago-O'Hare International Airport                  5.75         1/01/2043           5,010
    2,000   Finance Auth.                                         5.00         4/01/2026           1,980
    5,000   Finance Auth.                                         5.50         8/15/2028           5,187

================================================================================

22  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                           COUPON         FINAL              VALUE
(000)       SECURITY                                              RATE         MATURITY            (000)
--------------------------------------------------------------------------------------------------------
  $ 2,500   Finance Auth. (INS)                                   5.75%       11/01/2028      $    2,641
    5,000   Finance Auth.                                         7.25        11/01/2030           5,881
    4,500   Finance Auth.                                         5.00         4/01/2031           4,149
    7,565   Finance Auth.                                         5.50         4/01/2032           7,647
    8,000   Finance Auth.                                         6.00        10/01/2032           8,778
   14,875   Finance Auth.                                         4.50        11/15/2032          14,114
    6,000   Finance Auth.                                         4.00         2/01/2033           5,344
    5,000   Finance Auth.                                         5.75        10/01/2035           5,112
    7,000   Finance Auth.                                         5.00         4/01/2036           6,253
   20,000   Finance Auth.                                         5.38         8/15/2039          20,272
    1,205   Finance Auth.                                         5.25        10/01/2039           1,193
    5,000   Finance Auth.                                         6.00         7/01/2043           5,169
    2,500   Housing Dev. Auth.                                    4.85         1/01/2037           2,431
    5,000   Metropolitan Pier and Exposition Auth. (INS)          5.50         6/15/2020           5,552
    2,500   Metropolitan Pier and Exposition Auth. (INS)          5.55         6/15/2021           2,754
   10,000   Railsplitter Tobacco Settlement Auth.                 5.50         6/01/2023          10,940
   23,980   Regional Transportation Auth. (INS)                   5.75         6/01/2020          28,507
   37,550   Regional Transportation Auth. (INS)                   6.50         7/01/2030          46,016
    3,000   Schaumburg (INS) (PRE)                                5.25        12/01/2034           3,175
    8,000   State (INS)                                           5.00         4/01/2029           7,940
    1,000   Univ. of Illinois                                     5.13         4/01/2036           1,023
    7,676   Village of Gilberts (INS)                             4.75         3/01/2030           7,555
    1,710   Village of Montgomery Kane and Kendall
              Counties (INS)                                      4.70         3/01/2030           1,493
    1,500   Village of Round Lake (INS)                           4.70         3/01/2033           1,408
                                                                                              ----------
                                                                                                 227,696
                                                                                              ----------
            INDIANA (1.0%)
    3,440   Finance Auth.                                         5.00        10/01/2033           3,479
    5,000   Finance Auth.                                         5.00         6/01/2039           4,562
    4,000   Finance Auth.                                         5.00         5/01/2042           3,908
    6,000   Indianapolis (INS)                                    5.50         1/01/2038           6,309
    7,500   Rockport (INS)                                        4.63         6/01/2025           7,790
                                                                                              ----------
                                                                                                  26,048
                                                                                              ----------
            IOWA (0.3%)
    5,000   Finance Auth. (INS)                                   4.75        12/01/2031           4,479
    5,000   Finance Auth. (INS)                                   5.00        12/01/2039           4,425
                                                                                              ----------
                                                                                                   8,904
                                                                                              ----------
            KANSAS (0.9%)
    9,000   Burlington (INS)                                      4.85         6/01/2031           9,036
   15,000   Wyandotte County                                      5.89(a)      6/01/2021          10,011
    3,415   Wyandotte County                                      5.00         9/01/2032           3,593
                                                                                              ----------
                                                                                                  22,640
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                           COUPON         FINAL              VALUE
(000)       SECURITY                                              RATE         MATURITY            (000)
--------------------------------------------------------------------------------------------------------
            KENTUCKY (0.5%)
  $ 1,000   Economic Dev. Finance Auth. (INS)                     6.00%       12/01/2033      $    1,012
    4,000   Economic Dev. Finance Auth. (INS)                     6.00        12/01/2038           4,035
    5,000   Municipal Power Agency (INS)                          5.00         9/01/2037           5,032
    2,000   Owen County                                           6.25         6/01/2039           2,116
                                                                                              ----------
                                                                                                  12,195
                                                                                              ----------
            LOUISIANA (2.1%)
    2,500   Lafayette Public Trust Financing Auth. (INS)          5.50        10/01/2035           2,647
    3,750   Local Government Environmental Facilities and
              Community Dev. Auth.                                6.50         8/01/2029           4,029
   25,000   Parish of St. John the Baptist                        5.13         6/01/2037          24,812
   10,000   Public Facilities Auth.                               5.00         6/01/2030          10,372
    7,450   Public Facilities Auth.                               5.00         7/01/2042           7,421
    2,000   Stadium and Exposition District                       5.00         7/01/2036           2,011
    1,500   Tobacco Settlement Financing Corp.                    5.25         5/15/2035           1,472
                                                                                              ----------
                                                                                                  52,764
                                                                                              ----------
            MARYLAND (0.7%)
    2,500   EDC                                                   6.20         9/01/2022           2,954
    5,000   Health and Higher Educational Facilities Auth.        5.75         1/01/2033           5,123
    1,700   Health and Higher Educational Facilities Auth.        5.00         7/01/2037           1,701
    6,000   Health and Higher Educational Facilities Auth.        5.75         1/01/2038           6,061
    3,000   Health and Higher Educational Facilities Auth.        4.00         7/01/2038           2,464
                                                                                              ----------
                                                                                                  18,303
                                                                                              ----------
            MASSACHUSETTS (1.0%)
    2,000   Dev. Finance Agency (INS)                             5.25         3/01/2026           2,094
    2,000   Dev. Finance Agency (INS)                             5.00         3/01/2036           1,911
   10,000   Health and Educational Facilities Auth.               6.25         7/01/2030          10,968
    3,500   Health and Educational Facilities Auth.               5.00         7/15/2032           3,342
    1,250   Health and Educational Facilities Auth.               5.00         7/01/2033           1,250
      500   Health and Educational Facilities Auth.               5.00         7/15/2037             466
    5,000   School Building Auth. (INS)                           4.75         8/15/2032           5,067
                                                                                              ----------
                                                                                                  25,098
                                                                                              ----------
            MICHIGAN (1.3%)
   59,395   Building Auth. (INS)                                  5.01(a)     10/15/2030          23,876
    4,500   Lansing Board of Water & Light                        5.00         7/01/2037           4,669
    3,000   Strategic Fund                                        5.63         7/01/2020           3,514
                                                                                              ----------
                                                                                                  32,059
                                                                                              ----------
            MINNESOTA (0.7%)
    4,000   Chippewa County                                       5.50         3/01/2037           4,002
    6,841   Higher Education Facilities Auth., acquired
              8/28/2006; cost $6,926(e),(f)                       5.43         8/28/2031           6,944

================================================================================

24  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                           COUPON         FINAL              VALUE
(000)       SECURITY                                              RATE         MATURITY            (000)
--------------------------------------------------------------------------------------------------------
  $ 2,500   Higher Education Facilities Auth.                     5.00%       10/01/2039      $    2,580
    3,000   St. Louis Park                                        5.75         7/01/2030           3,150
                                                                                              ----------
                                                                                                  16,676
                                                                                              ----------
            MISSISSIPPI (0.5%)
    1,000   Hospital Equipment and Facilities Auth.               5.25        12/01/2026           1,009
    8,750   Warren County                                         4.80         8/01/2030           8,620
    3,000   Warren County                                         5.38        12/01/2035           3,007
                                                                                              ----------
                                                                                                  12,636
                                                                                              ----------
            MISSOURI (1.5%)
   20,000   Cape Girardeau County IDA                             5.00         6/01/2036          19,457
    1,000   Cape Girardeau County IDA                             5.75         6/01/2039           1,041
    8,000   Cass County                                           5.63         5/01/2038           7,641
    2,000   Dev. Finance Board                                    5.00         6/01/2035           2,002
    7,500   Health and Educational Facilities Auth.               5.50        11/15/2033           7,775
                                                                                              ----------
                                                                                                  37,916
                                                                                              ----------
            MONTANA (0.5%)
    6,500   Forsyth (INS)                                         4.65         8/01/2023           6,848
    5,000   Forsyth                                               5.00         5/01/2033           5,188
                                                                                              ----------
                                                                                                  12,036
                                                                                              ----------
            NEBRASKA (0.3%)
    2,250   Douglas County Hospital Auth.                         6.13         8/15/2031           2,372
    5,000   Lincoln County Hospital Auth.                         5.00        11/01/2042           4,943
                                                                                              ----------
                                                                                                   7,315
                                                                                              ----------
            NEVADA (1.8%)
    3,000   Carson City                                           5.00         9/01/2033           2,835
    4,000   Clark County (INS)                                    5.00         7/01/2026           4,299
   11,000   Clark County                                          5.13         7/01/2034          11,268
    5,000   Clark County (INS)                                    5.25         7/01/2039           5,205
   12,410   Clark County EDC                                      5.00         5/15/2029          12,772
   10,420   Truckee Meadows Water Auth. (INS)                     4.88         7/01/2034          10,453
                                                                                              ----------
                                                                                                  46,832
                                                                                              ----------
            NEW JERSEY (1.6%)
    3,000   Camden County Improvement Auth.                       5.75         2/15/2034           3,009
    6,000   EDA                                                   5.00         9/01/2024           6,640
    2,000   EDA                                                   5.00         6/15/2028           2,018
    1,500   Health Care Facilities Financing Auth.                4.00         7/01/2026           1,442
   11,495   Health Care Facilities Financing Auth.                5.00         7/01/2029          11,530
   15,000   Health Care Facilities Financing Auth.                5.63         7/01/2032          15,464
                                                                                              ----------
                                                                                                  40,103
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                           COUPON         FINAL              VALUE
(000)       SECURITY                                              RATE         MATURITY            (000)
--------------------------------------------------------------------------------------------------------
            NEW MEXICO (1.4%)
  $32,380   Farmington                                            4.88%        4/01/2033      $   30,457
    5,000   Farmington                                            5.90         6/01/2040           5,132
                                                                                              ----------
                                                                                                  35,589
                                                                                              ----------
            NEW YORK (3.8%)
    2,040   Buffalo and Erie County Industrial Land Dev. Corp.    5.38        10/01/2041           2,122
   16,570   Dormitory Auth.                                       6.00         8/15/2016          17,806
    1,920   Dormitory Auth.                                       5.25         7/01/2024           2,042
    2,250   Dormitory Auth.                                       5.25         7/01/2029           2,274
   16,130   Liberty Dev. Corp.                                    5.25        10/01/2035          17,110
    2,000   Long Island Power Auth.                               5.75         4/01/2039           2,146
    5,000   MTA                                                   3.55(a)     11/15/2032           2,077
    5,000   MTA                                                   5.00        11/15/2042           5,066
    4,000   MTA                                                   5.00        11/15/2042           4,055
    5,000   MTA                                                   5.00        11/15/2043           5,065
        5   New York City                                         5.30        12/01/2018               5
       60   New York City                                         5.88         8/01/2019              61
    5,000   New York City                                         5.13        12/01/2028           5,543
    1,500   New York City Municipal Water Finance Auth.           5.00         6/15/2037           1,551
    7,500   New York City Transitional Finance Auth.              5.00         1/15/2034           8,098
    5,000   Thruway Auth.                                         5.00         1/01/2042           5,118
    5,000   Triborough Bridge and Tunnel Auth.                    3.62(a)     11/15/2031           2,092
   10,000   Triborough Bridge and Tunnel Auth.                    5.00        11/15/2031          10,430
    3,000   Triborough Bridge and Tunnel Auth.                    3.66(a)     11/15/2032           1,194
    2,500   Triborough Bridge and Tunnel Auth.                    3.70(a)     11/15/2032           1,026
    2,000   Troy Capital Resource Corp.                           5.00         9/01/2030           2,067
                                                                                              ----------
                                                                                                  96,948
                                                                                              ----------
            NORTH CAROLINA (1.0%)
      645   Capital Facilities Finance Agency                     5.00         3/01/2034             640
   10,000   Capital Facilities Finance Agency                     4.63        11/01/2040           9,863
    3,750   Charlotte-Mecklenberg Hospital Auth.                  5.25         1/15/2034           3,942
    5,000   Columbus County Industrial Facilities & Pollution
              Control Financing Auth.                             6.25        11/01/2033           5,327
    5,250   State Medical Care Commission                         5.00         7/01/2033           5,036
                                                                                              ----------
                                                                                                  24,808
                                                                                              ----------
            NORTH DAKOTA (0.8%)
    4,685   Fargo                                                 6.25        11/01/2031           5,288
    5,000   Grand Forks                                           5.00        12/01/2032           5,008
    5,000   Grand Forks                                           5.00        12/01/2035           5,011
    2,500   McLean County                                         4.88         7/01/2026           2,574
    1,685   Williams County                                       5.00        11/01/2026           1,696
                                                                                              ----------
                                                                                                  19,577
                                                                                              ----------

================================================================================

26  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                           COUPON         FINAL              VALUE
(000)       SECURITY                                              RATE         MATURITY            (000)
--------------------------------------------------------------------------------------------------------
            OHIO (1.6%)
  $ 6,000   Air Quality Dev. Auth.                                5.70%        8/01/2020      $    6,653
   20,000   Buckeye Tobacco Settlement Financing Auth.            5.88         6/01/2030          15,966
   10,000   Buckeye Tobacco Settlement Financing Auth.            5.75         6/01/2034           7,619
    1,000   Cleveland (INS)                                       5.00         1/01/2031           1,024
    4,640   Higher Education Facility Commission (INS)            5.00         5/01/2036           4,075
    2,000   Lake County                                           5.63         8/15/2029           2,085
    2,000   State Turnpike Commission                             5.25         2/15/2033           2,131
                                                                                              ----------
                                                                                                  39,553
                                                                                              ----------
            OKLAHOMA (2.0%)
   20,760   Comanche County Hospital Auth.                        5.00         7/01/2032          20,646
    4,500   Municipal Power Auth. (INS)                           4.50         1/01/2047           4,262
    2,910   Norman Regional Hospital Auth. (INS)                  5.50         9/01/2023           2,910
    3,100   Norman Regional Hospital Auth.                        5.38         9/01/2029           3,035
    8,695   Norman Regional Hospital Auth.                        5.38         9/01/2036           8,245
    1,000   Oklahoma County Finance Auth.                         5.00         4/01/2033             940
    7,380   Sapulpa Municipal Auth. (INS)                         5.00         4/01/2033           7,611
    2,675   Tulsa Industrial Auth.                                5.00        10/01/2037           2,705
                                                                                              ----------
                                                                                                  50,354
                                                                                              ----------
            OREGON (0.1%)
    1,640   Keizer                                                5.20         6/01/2031           1,653
                                                                                              ----------
            PENNSYLVANIA (1.1%)
      750   Allegheny County Higher Education Building Auth.      5.50         3/01/2031             811
      875   Allegheny County IDA                                  5.13         9/01/2031             787
    4,000   Allegheny County Sanitary Auth. (INS)                 5.00         6/01/2040           4,077
    5,000   Dauphin County                                        5.00         6/01/2042           4,870
    7,000   Economic Development Financing Auth.                  4.00        10/01/2023           7,190
    1,870   Erie Parking Auth. (INS)                              5.13         9/01/2032           1,976
    2,295   Erie Parking Auth. (INS)                              5.20         9/01/2035           2,406
      550   Montgomery County IDA                                 5.00        11/15/2029             535
    1,250   State Turnpike Commission, 5.00%, 12/01/2018          4.12(b)     12/01/2033             956
    3,200   Washington County IDA                                 5.00        11/01/2036           3,230
                                                                                              ----------
                                                                                                  26,838
                                                                                              ----------
            PUERTO RICO (0.1%)
    2,000   Industrial, Tourist, Educational, Medical,
              Environmental Control Facilities Financing Auth.    5.38         4/01/2042           1,494
                                                                                              ----------
            RHODE ISLAND (1.1%)
    5,700   EDC (INS)                                             5.00         7/01/2031           5,708
   12,185   EDC (INS)                                             5.00         7/01/2036          11,861
      975   Housing and Mortgage Finance Corp.                    6.85        10/01/2024             977
    9,950   Housing and Mortgage Finance Corp.                    4.85         4/01/2033           9,981
                                                                                              ----------
                                                                                                  28,527
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                           COUPON         FINAL              VALUE
(000)       SECURITY                                              RATE         MATURITY            (000)
--------------------------------------------------------------------------------------------------------
            SOUTH CAROLINA (0.7%)
  $ 5,000   Georgetown County                                     5.70%        4/01/2014      $    5,110
    2,250   Greenwood County                                      5.38        10/01/2039           2,321
   10,000   Jobs EDA (INS)                                        4.60         4/01/2027           9,436
                                                                                              ----------
                                                                                                  16,867
                                                                                              ----------
            SOUTH DAKOTA (0.5%)
      500   Educational Enhancement Funding Corp.                 5.00         6/01/2027             531
    2,500   Health and Educational Facilities Auth.               5.25        11/01/2027           2,523
    2,500   Health and Educational Facilities Auth.               5.25        11/01/2029           2,587
    3,000   Health and Educational Facilities Auth.               5.25         7/01/2038           3,041
    4,000   Health and Educational Facilities Auth.               5.00         7/01/2042           3,997
                                                                                              ----------
                                                                                                  12,679
                                                                                              ----------
            TENNESSEE (1.2%)
    4,240   Jackson                                               5.50         4/01/2033           4,452
    3,000   Johnson City Health and Educational Facilities Board  5.50         7/01/2031           3,075
    5,000   Johnson City Health and Educational Facilities Board  5.50         7/01/2036           5,106
    2,000   Johnson City Health and Educational Facilities Board  5.00         8/15/2042           1,925
    4,155   Knox County Health, Educational and Housing
              Facilities Board                                    5.02(a)      1/01/2036           1,172
    4,000   Knox County Health, Educational and Housing
              Facilities Board                                    5.03(a)      1/01/2037           1,059
    3,765   Shelby County Health, Educational and Housing
              Facilities Board                                    5.00         5/01/2042           3,795
   11,075   Sullivan County Health Educational & Housing
              Facilities Board                                    5.25         9/01/2036          11,097
                                                                                              ----------
                                                                                                  31,681
                                                                                              ----------
            TEXAS (16.5%)
   19,500   Bell County Health Facilities Dev. Corp. (ETM)        6.50         7/01/2019          23,350
    1,520   Bexar County                                          5.00         7/01/2033           1,513
    1,795   Bexar County                                          5.00         7/01/2037           1,762
    6,000   Central Texas Regional Mobility Auth.                 5.75         1/01/2031           6,060
    2,500   Central Texas Regional Mobility Auth.                 5.00         1/01/2042           2,071
    1,000   Clifton Higher Education Finance Corp.(g)             6.00         8/15/2033           1,060
    2,750   Clifton Higher Education Finance Corp.(g)             6.00         8/15/2043           2,860
    5,000   Cypress-Fairbanks ISD (NBGA)                          5.00         2/15/2035           5,346
    4,000   Dallas/Fort Worth International Airport               5.00        11/01/2034           4,086
   12,100   Denton ISD (NBGA)                                     5.16(a)      8/15/2028           5,818
   13,885   Denton ISD (NBGA)                                     5.18(a)      8/15/2029           6,257
   11,220   Denton ISD (NBGA)                                     5.20(a)      8/15/2030           4,753
   15,645   Denton ISD (NBGA)                                     5.22(a)      8/15/2031           6,131
    5,000   Duncanville ISD (NBGA)                                4.63         2/15/2029           5,099
    2,240   Eagle Mountain-Saginaw ISD (NBGA)                     4.50         8/15/2033           2,262

================================================================================

28  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                           COUPON         FINAL              VALUE
(000)       SECURITY                                              RATE         MATURITY            (000)
--------------------------------------------------------------------------------------------------------
  $ 9,155   Ennis ISD (NBGA)                                      4.70%(a)     8/15/2034      $    3,493
    9,155   Ennis ISD (NBGA)                                      4.71(a)      8/15/2035           3,317
    9,000   Fort Worth                                            6.00         3/01/2029          10,319
    8,085   Fort Worth                                            6.25         3/01/2033           9,183
    3,965   Guadalupe-Blanco River Auth. (INS)                    5.00         5/15/2039           3,979
    3,000   Harlandale ISD (NBGA)                                 4.75         8/15/2036           3,008
   20,100   Harris County (PRE)                                   4.75        10/01/2031          22,527
    4,900   Harris County                                         4.75        10/01/2031           5,129
    4,000   Harris County Education Facilities Finance Corp.      5.25        10/01/2029           4,346
    3,000   Harris County Education Facilities Finance Corp.      5.00         6/01/2038           2,826
    1,500   Harris County Health Facilities Dev. Corp. (PRE)      7.25        12/01/2035           1,936
    7,000   Harris County IDC                                     5.00         2/01/2023           7,509
    2,660   Hopkins County Hospital District                      5.75         2/15/2028           2,403
   12,500   Houston Airport System                                5.50         7/01/2034          13,697
   22,000   Houston ISD (NBGA)                                    5.00         2/15/2033          23,286
    5,000   Irving ISD (NBGA)                                     5.38(a)      2/15/2028           2,471
   22,000   Judson ISD (NBGA)(c)                                  4.50         2/01/2035          22,243
    3,000   Laredo CCD (INS)                                      5.25         8/01/2035           3,133
    5,300   Matagorda County                                      6.30        11/01/2029           5,883
    3,615   Matagorda County                                      4.00         6/01/2030           3,228
    6,000   Matagorda County                                      4.00         6/01/2030           5,358
    4,235   Mesquite Health Facilities Dev. Corp.                 5.63         2/15/2035           4,097
      780   Midlothian Dev. Auth.                                 5.13        11/15/2026             753
    5,000   North Fort Bend Water Auth.                           5.00        12/15/2036           5,097
    3,000   North Texas Tollway Auth.                             5.63         1/01/2028           3,267
   15,000   North Texas Tollway Auth.                             5.63         1/01/2033          15,861
    5,000   North Texas Tollway Auth.                             5.63         1/01/2033           5,287
   15,000   North Texas Tollway Auth.                             5.75         1/01/2033          15,950
    3,000   North Texas Tollway Auth.                             7.55(a)      9/01/2037             726
   12,500   North Texas Tollway Auth.                             5.75         1/01/2040          13,436
    5,490   Red River Education Finance Corp.                     4.38         3/15/2027           5,534
    1,000   San Leanna Education Facilities Corp.                 5.13         6/01/2026           1,027
    1,815   San Leanna Education Facilities Corp.                 5.13         6/01/2027           1,855
    6,025   San Leanna Education Facilities Corp.                 4.75         6/01/2032           5,857
    2,395   San Leanna Education Facilities Corp.                 5.13         6/01/2036           2,384
    7,205   Schertz - Cibolo - Universal City ISD (NBGA)          5.09(a)      2/01/2033           2,509
    6,200   Schertz - Cibolo - Universal City ISD (NBGA)          5.11(a)      2/01/2035           1,896
   18,530   State Turnpike Auth. (INS)                            5.25(a)      8/15/2030           7,577
    1,100   Tarrant County Cultural Education Facilities
              Finance Corp.                                       6.00        11/15/2026           1,107
    6,315   Tarrant County Cultural Education Facilities
              Finance Corp.                                       5.63        11/15/2027           6,274
    2,000   Tarrant County Cultural Education Facilities
              Finance Corp.                                       5.00         8/15/2033           2,041

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                           COUPON         FINAL              VALUE
(000)       SECURITY                                              RATE         MATURITY            (000)
--------------------------------------------------------------------------------------------------------
  $ 4,000   Tarrant County Cultural Education Facilities
              Finance Corp.                                       6.00%       11/15/2036      $    3,990
   15,000   Tarrant County Cultural Education Facilities
              Finance Corp.                                       5.13         5/15/2037          13,733
    4,000   Tarrant County Cultural Education Facilities
              Finance Corp.                                       5.75        11/15/2037           3,795
    5,000   Transportation Commission                             4.50         4/01/2033           5,066
    3,850   Transportation Commission                             5.00         8/15/2041           3,770
   22,000   Tyler Health Facilities Dev. Corp.                    5.25        11/01/2032          20,942
   10,000   Tyler Health Facilities Dev. Corp.                    5.00         7/01/2033           9,523
    1,230   Tyler Health Facilities Dev. Corp.                    5.38        11/01/2037           1,162
    1,000   Uptown Dev. Auth.                                     5.50         9/01/2029           1,042
    3,000   Weatherford ISD (NBGA)                                4.83(a)      2/15/2027           1,574
    2,500   Weatherford ISD (NBGA)                                4.84(a)      2/15/2028           1,219
    6,360   West Harris County Regional Water Auth. (INS)         4.70        12/15/2030           6,514
    4,770   Wood County Central Hospital District                 6.00        11/01/2041           4,982
                                                                                              ----------
                                                                                                 417,549
                                                                                              ----------
            VIRGINIA (1.5%)
   11,280   College Building Auth.                                5.00         6/01/2026          11,386
    5,000   College Building Auth.                                5.00         6/01/2029           5,006
      880   College Building Auth. (PRE)                          5.00         6/01/2036             982
    3,120   College Building Auth.                                5.00         6/01/2036           3,009
    1,437   Farms of New Kent Community Dev. Auth.,
              acquired 10/23/2007; cost $1,337(f),(h),(i)         5.13         3/01/2036             703
    8,665   Farms of New Kent Community Dev. Auth., acquired
              9/08/2006-10/11/2007; cost $8,323(f),(h),(i)        5.45         3/01/2036           4,245
    2,000   Farms of New Kent Community Dev. Auth., acquired
              11/15/2007; cost $1,870(f),(h),(i)                  5.80         3/01/2036             981
    1,300   Lewistown Commerce Center Community Dev. Auth.        5.75         3/01/2019             543
   10,875   Lewistown Commerce Center Community Dev. Auth.        6.05         3/01/2027           4,541
    5,000   Small Business Financing Auth.                        5.25         9/01/2037           4,818
    2,452   Watkins Centre Community Dev. Auth.                   5.40         3/01/2020           2,390
                                                                                              ----------
                                                                                                  38,604
                                                                                              ----------
            WASHINGTON (0.1%)
    2,500   Health Care Facilities Auth. (INS)                    6.00         8/15/2039           2,675
                                                                                              ----------
            WEST VIRGINIA (0.3%)
    2,000   EDA                                                   5.38        12/01/2038           2,051
    2,500   Univ. Board of Governors (INS) (PRE)                  5.00        10/01/2027           2,619
    2,500   Univ. Board of Governors (INS) (PRE)                  5.00        10/01/2028           2,620
                                                                                              ----------
                                                                                                   7,290
                                                                                              ----------
            WISCONSIN (1.4%)
    5,000   Health & Educational Facilities Auth.                 5.75        11/15/2030           5,557

================================================================================

30  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                           COUPON         FINAL              VALUE
(000)       SECURITY                                              RATE         MATURITY            (000)
--------------------------------------------------------------------------------------------------------
  $ 3,000   Health & Educational Facilities Auth.                 5.00%        8/15/2032      $    3,055
    3,500   Health & Educational Facilities Auth.                 4.00        10/01/2032           3,343
   10,600   Health & Educational Facilities Auth.                 5.38         2/15/2034          10,693
    2,500   Health & Educational Facilities Auth.                 5.38         8/15/2037           2,557
    7,800   Kaukauna (INS)                                        5.00        12/15/2035           7,932
    2,725   Platteville Redevelopment Auth.                       5.00         7/01/2042           2,363
                                                                                              ----------
                                                                                                  35,500
                                                                                              ----------
            WYOMING (0.4%)
    2,360   Municipal Power Agency                                5.50         1/01/2033           2,555
    2,300   Municipal Power Agency                                5.50         1/01/2038           2,470
    6,000   Sweetwater County                                     5.25         7/15/2026           6,438
                                                                                              ----------
                                                                                                  11,463
                                                                                              ----------
            Total Fixed-Rate Instruments (cost: $2,271,235)                                    2,293,536
                                                                                              ----------
            PUT BONDS (3.6%)

            ARIZONA (1.3%)
   20,000   Health Facilities Auth.                               1.92(j)      2/01/2048          19,398
   12,500   Maricopa County                                       6.00         5/01/2029          12,883
                                                                                              ----------
                                                                                                  32,281
                                                                                              ----------
            FLORIDA (0.2%)
    4,000   Putnam County Dev. Auth. (INS)                        5.35         3/15/2042           4,579
                                                                                              ----------
            INDIANA (0.4%)
    9,000   Rockport                                              6.25         6/01/2025           9,313
                                                                                              ----------
            LOUISIANA (0.3%)
    6,750   St. Charles Parish                                    4.00        12/01/2040           6,746
                                                                                              ----------
            MONTANA (0.1%)
    4,000   Forsyth                                               3.90         3/01/2031           3,724
                                                                                              ----------
            OHIO (0.4%)
    9,000   Air Quality Dev. Auth.                                2.25         8/01/2029           8,820
    2,400   Water Dev. Auth.                                      2.25         8/01/2029           2,341
                                                                                              ----------
                                                                                                  11,161
                                                                                              ----------
            PENNSYLVANIA (0.9%)
    3,000   Beaver County IDA                                     2.20         1/01/2035           2,942
    8,250   Beaver County IDA                                     2.70         4/01/2035           7,960
   11,000   Berks County Municipal Auth.                          1.57(j)     11/01/2039          10,880
    1,000   Economic Dev. Financing Auth.                         1.75        12/01/2033             997
                                                                                              ----------
                                                                                                  22,779
                                                                                              ----------
            Total Put Bonds (cost: $90,825)                                                       90,583
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                           COUPON         FINAL              VALUE
(000)       SECURITY                                              RATE         MATURITY            (000)
--------------------------------------------------------------------------------------------------------
            ADJUSTABLE-RATE NOTES (0.8%)

            NEW JERSEY (0.8%)
  $20,000   EDA (cost: $20,000)                                   1.67%        3/01/2028      $   18,968
                                                                                              ----------
            VARIABLE-RATE DEMAND NOTES (3.4%)

            ARIZONA (0.9%)
   22,120   Health Facilities Auth. (LOC - Sovereign Bank)        0.77        12/01/2037          22,120
                                                                                              ----------
            CALIFORNIA (0.9%)
   16,520   Educational Facilities Auth. (LOC - Sovereign Bank)   0.85        11/01/2042          16,520
    6,930   Victorville Joint Powers Financing Auth.
              (LOC - BNP Paribas)                                 1.57         5/01/2040           6,930
                                                                                              ----------
                                                                                                  23,450
                                                                                              ----------
            ILLINOIS (0.8%)
   21,230   State (LIQ)                                           2.00        10/01/2033          21,230
                                                                                              ----------
            PENNSYLVANIA (0.8%)
   19,360   Emmaus General Auth. (INS)(LIQ)                       0.35        12/01/2028          19,360
                                                                                              ----------
            Total Variable-Rate Demand Notes (cost: $86,160)                                      86,160
                                                                                              ----------

            TOTAL INVESTMENTS (COST: $2,468,220)                                              $2,489,247
                                                                                              ==========

--------------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
                                             (LEVEL 1)           (LEVEL 2)       (LEVEL 3)
                                         QUOTED PRICES   OTHER SIGNIFICANT     SIGNIFICANT
                                     IN ACTIVE MARKETS          OBSERVABLE    UNOBSERVABLE
ASSETS                            FOR IDENTICAL ASSETS              INPUTS          INPUTS         TOTAL
--------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                              $-          $2,293,536              $-    $2,293,536
Put Bonds                                            -              90,583               -        90,583
Adjustable-Rate Notes                                -              18,968               -        18,968
Variable-Rate Demand Notes                           -              86,160               -        86,160
--------------------------------------------------------------------------------------------------------
Total                                               $-          $2,489,247              $-    $2,489,247
--------------------------------------------------------------------------------------------------------

For the period of April 1, 2013, through September 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

32  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

    (c) At September 30, 2013, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (d) Pay-in-kind (PIK) -- Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

    (e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

        by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at September 30, 2013, was $12,873,000, which represented 0.5% of the Fund's net assets.

    (g) At September 30, 2013, the aggregate market value of securities purchased on a when-issued basis was $3,920,000.

    (h) Security was fair valued at September 30, 2013, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $5,929,000, which represented 0.2% of net assets of the Fund.

    (i) Currently the issuer is in default with respect to interest and/or principal payments.

    (j) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at September 30, 2013.

    (k) A portion of the coupon is payable in kind (PIK) 7.08% (5.03% cash, 2.05% PIK).

See accompanying notes to financial statements.

================================================================================

34  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $2,468,220)     $2,489,247
  Cash                                                                     6,517
  Receivables:
    Capital shares sold                                                      570
    Interest                                                              33,703
    Securities sold                                                        3,000
                                                                      ----------
      Total assets                                                     2,533,037
                                                                      ----------
LIABILITIES
  Payables:
    Securities purchased                                                   3,768
    Capital shares redeemed                                                1,285
    Dividends on capital shares                                            1,961
  Accrued management fees                                                    679
  Accrued transfer agent's fees                                               26
  Other accrued expenses and payables                                         75
                                                                      ----------
      Total liabilities                                                    7,794
                                                                      ----------
        Net assets applicable to capital shares outstanding           $2,525,243
                                                                      ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                     $2,554,455
  Accumulated undistributed net investment income                              2
  Accumulated net realized loss on investments                           (50,241)
  Net unrealized appreciation of investments                              21,027
                                                                      ----------
        Net assets applicable to capital shares outstanding           $2,525,243
                                                                      ==========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $2,519,814/192,389 shares outstanding) $    13.10
                                                                      ==========
    Adviser Shares (net assets of $5,429/415 shares outstanding)      $    13.09
                                                                      ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                       $  61,876
                                                                        ---------
EXPENSES
  Management fees                                                           4,399
  Administration and servicing fees:
    Fund Shares                                                             2,012
    Adviser Shares                                                              4
  Transfer agent's fees:
    Fund Shares                                                               478
  Distribution and service fees (Note 6E):
    Adviser Shares                                                              8
  Custody and accounting fees:
    Fund Shares                                                               148
  Postage:
    Fund Shares                                                                17
  Shareholder reporting fees:
    Fund Shares                                                                22
  Trustees' fees                                                                6
  Registration fees:
    Fund Shares                                                                25
    Adviser Shares                                                             14
  Professional fees                                                            82
  Other                                                                        22
                                                                        ---------
      Total expenses                                                        7,237
  Expenses reimbursed:
    Adviser Shares                                                            (10)
                                                                        ---------
      Net expenses                                                          7,227
                                                                        ---------
NET INVESTMENT INCOME                                                      54,649
                                                                        ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss                                                       (39,166)
  Change in net unrealized appreciation/depreciation                     (126,649)
                                                                        ---------
      Net realized and unrealized loss                                   (165,815)
                                                                        ---------
  Decrease in net assets resulting from operations                      $(111,166)
                                                                        =========

See accompanying notes to financial statements.

================================================================================

36  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended September 30, 2013 (unaudited), and year ended March 31, 2013

--------------------------------------------------------------------------------

                                                                  9/30/2013       3/31/2013
-------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                          $   54,649      $  109,107
  Net realized gain (loss) on investments                           (39,166)          3,107
  Change in net unrealized appreciation/depreciation of
    investments                                                    (126,649)         78,571
                                                                 --------------------------
    Increase (decrease) in net assets resulting from
      operations                                                   (111,166)        190,785
                                                                 --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                     (54,319)       (108,637)
    Adviser Shares                                                     (112)           (244)
                                                                 --------------------------
      Distributions to shareholders                                 (54,431)       (108,881)
                                                                 --------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                      (152,714)        167,252
  Adviser Shares                                                     (1,013)            759
                                                                 --------------------------
    Total net increase (decrease) in net assets from
      capital share transactions                                   (153,727)        168,011
                                                                 --------------------------
  Net increase (decrease) in net assets                            (319,324)        249,915
NET ASSETS
  Beginning of period                                             2,844,567       2,594,652
                                                                 --------------------------
  End of period                                                  $2,525,243      $2,844,567
                                                                 ==========================
Accumulated undistributed (overdistribution of) net
  investment income:
  End of period                                                  $        2      $     (216)
                                                                 ==========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

The Fund consists of two classes of shares: Tax Exempt Long-Term Fund Shares (Fund Shares) and Tax Exempt Long-Term Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to

================================================================================

38  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

    Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

40  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note 1A1.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2013, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $3,768,000; all of which were when-issued securities.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2013, there were no custodian and other bank credits.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

================================================================================

42  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fee rate remains unchanged from September 30, 2012, to September 30, 2013. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2013, the Fund paid CAPCO facility fees of $7,000, which represents 4.2% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2014, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act) a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At March 31, 2013, the Fund had no pre-enactment capital loss carryforwards and post-enactment net capital loss carryfowards of $10,992,000, for federal income tax purposes. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

The capital loss carryforwards of the Fund include capital losses acquired from the merger with USAA Florida Tax-Free Income Fund on

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

January 27, 2012. In addition to the acquired capital loss carryforwards, the Fund also acquired unrealized capital losses as a result of the merger. The yearly utilization of the acquired capital losses and unrealized losses may be limited by the Internal Revenue Code.

<CPATION>
POST-ENACTMENT CAPITAL LOSS CARRYFORWARDS
-----------------------------------------
 TAX CHARACTER
(NO EXPIRATION)                 BALANCE
---------------               -----------
Short-Term                    $ 2,522,000
Long-Term                       8,470,000
                              -----------
Total                         $10,992,000
                              ===========

For the six-month period ended September 30, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2013, were $119,811,000 and $209,766,000, respectively.

As of September 30, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2013, were $89,819,000 and $68,792,000, respectively, resulting in net unrealized appreciation of $21,027,000.

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

44  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

Capital share transactions for all classes were as follows, in thousands:

                                  SIX MONTH PERIOD ENDED           YEAR ENDED
                                    SEPTEMBER 30, 2013           MARCH 31, 2013
-----------------------------------------------------------------------------------
                                  SHARES         AMOUNT        SHARES       AMOUNT
                                 --------------------------------------------------
FUND SHARES:
Shares sold                        8,040       $ 107,895       27,331     $ 376,945
Shares issued from reinvested
  dividends                        3,127          41,718        5,983        83,074
Shares redeemed                  (22,735)       (302,327)     (21,099)     (292,767)
                                 --------------------------------------------------
Net increase (decrease) from
  capital share transactions     (11,568)      $(152,714)      12,215     $ 167,252
                                 ==================================================
ADVISER SHARES:
Shares sold                           69       $     918          263     $   3,655
Shares issued from reinvested
  dividends                            1              16            4            57
Shares redeemed                     (145)         (1,947)        (212)       (2,953)
                                 --------------------------------------------------
Net increase (decrease) from
  capital share transactions         (75)      $  (1,013)          55     $     759
                                 ==================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base investment management fee and a performance adjustment. The Fund's base investment management fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper General Municipal Debt Funds Index over the performance period. The Lipper General Municipal Debt Index tracks the total return performance of the 30 largest funds in the Lipper General & Insured Municipal Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE        ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)          AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
    ------------------------------------------------------------------------
    +/- 0.20% to 0.50%            +/- 0.04%
    +/- 0.51% to 1.00%            +/- 0.05%
    +/- 1.01% and greater         +/- 0.06%

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper General Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended September 30, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $4,399,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $633,000 and $1,000, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.05% and 0.04%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended

================================================================================

46  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

    September 30, 2013, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $2,012,000 and $4,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2013, the Fund reimbursed the Manager $38,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through August 1, 2014, to limit the annual expenses of the Adviser Shares to 0.85% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through August 1, 2014, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended September 30, 2013, the Adviser Shares incurred reimbursable expenses of $10,000, of which, less than $500 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Each class also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2013, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $478,000 and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2013, the Adviser Shares incurred distribution and service (12b-1) fees of $8,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2013, USAA and its affiliates owned 377,000 shares, which represent 90.9% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

48  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                            SIX-MONTH
                           PERIOD ENDED
                           SEPTEMBER 30,                     YEAR ENDED MARCH 31,
                         -------------------------------------------------------------------------------
                               2013           2013         2012         2011         2010           2009
                         -------------------------------------------------------------------------------
Net asset value at
  beginning of period    $    13.91     $    13.50   $    12.16   $    12.83   $    11.59     $    12.97
                         -------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income         .27            .54          .59          .62          .65            .66
  Net realized and
    unrealized gain (loss)     (.81)           .41         1.36         (.63)        1.24          (1.35)
                         -------------------------------------------------------------------------------
Total from investment
  operations                   (.54)           .95         1.95         (.01)        1.89           (.69)
                         -------------------------------------------------------------------------------
Less distributions from:
  Net investment income        (.27)          (.54)        (.59)        (.62)        (.65)          (.66)
  Realized capital gains          -              -         (.02)        (.04)        (.00)(a)       (.03)
                         -------------------------------------------------------------------------------
Total distributions            (.27)          (.54)        (.61)        (.66)        (.65)          (.69)
                         -------------------------------------------------------------------------------
Net asset value at
  end of period          $    13.10     $    13.91   $    13.50   $    12.16   $    12.83     $    11.59
                         ===============================================================================
Total return (%)*             (3.88)          7.11        16.30         (.19)       16.59(b)       (5.34)
Net assets at
  end of period (000)    $2,519,814     $2,837,758   $2,588,782   $2,170,450   $2,344,007     $2,029,981
Ratios to average
  net assets:**
  Expenses (%)(c)               .54(d)         .53          .52          .47          .45(b)         .44
  Net investment
    income (%)                 4.07(d)        3.89         4.54         4.84         5.21           5.42
Portfolio turnover (%)            5             14            9           15            8             13

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2013, average net assets were
    $2,672,650,000.
(a) Represents less than $0.01 per share.
(b) During the year ended March 31, 2010, SAS reimbursed the Fund Shares $102,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratio by less than 0.01%. This decrease is excluded from the expense ratio in the Financial Highlights table.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                     PERIOD ENDED                                          PERIOD ENDED
                                     SEPTEMBER 30,          YEAR ENDED MARCH 31,             MARCH 31,
                                     ------------------------------------------------------------------
                                         2013                2013            2012               2011***
                                     ------------------------------------------------------------------
Net asset value at
  beginning of period                  $13.91              $13.50          $12.16             $13.02
                                       -------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                   .25                 .49             .55                .37
  Net realized and unrealized
    gain (loss)                          (.82)                .41            1.36               (.82)
                                       -------------------------------------------------------------
Total from investment operations         (.57)                .90            1.91               (.45)
                                       -------------------------------------------------------------
Less distributions from:
  Net investment income                  (.25)               (.49)           (.55)              (.37)
  Realized capital gains                    -                   -            (.02)              (.04)
                                       -------------------------------------------------------------
Total distributions                      (.25)               (.49)           (.57)              (.41)
                                       -------------------------------------------------------------
Net asset value at end of period       $13.09              $13.91          $13.50             $12.16
                                       =============================================================
Total return (%)*                       (4.10)               6.77           15.92              (3.49)
Net assets at end of period (000)      $5,429              $6,809          $5,870             $4,586
Ratios to average net assets:**
  Expenses (%)(b)                         .85(a)              .85             .85                .85(a)
  Expenses, excluding
    reimbursements (%)(b)                1.21(a)             1.11            1.32               1.53(a)
  Net investment income (%)              3.75(a)             3.56            4.20               4.47(a)
Portfolio turnover (%)                      5                  14               9                 15

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2013, average net assets were
    $6,011,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

50  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2013, through September 30, 2013.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual

================================================================================

                                                           EXPENSE EXAMPLE |  51

================================================================================

return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                        BEGINNING              ENDING                DURING PERIOD*
                                      ACCOUNT VALUE         ACCOUNT VALUE            APRIL 1, 2013 -
                                       APRIL 1, 2013      SEPTEMBER 30, 2013       SEPTEMBER 30, 2013
                                      ---------------------------------------------------------------
FUND SHARES
Actual                                  $1,000.00             $  961.20                   $2.65

Hypothetical
  (5% return before expenses)            1,000.00              1,022.36                    2.74

ADVISER SHARES
Actual                                   1,000.00                959.00                    4.17

Hypothetical
  (5% return before expenses)            1,000.00              1,020.81                    4.31

* Expenses are equal to the annualized expense ratio of 0.54% for Fund Shares and 0.85% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (3.88)% for Fund Shares and (4.10)% for Adviser Shares for the six-month period of April 1, 2013, through September 30, 2013.

================================================================================

52  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

ADVISORY AGREEMENT

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 30, 2013, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the

================================================================================

                                                        ADVISORY AGREEMENT |  53

================================================================================

Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the

================================================================================

54  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads or with no sales loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also

================================================================================

                                                        ADVISORY AGREEMENT |  55

================================================================================

noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2012. The Board also noted that the Fund's percentile performance ranking was in the top 35% of its performance universe for the one-year period ended December 31, 2012, and was in the top 25% of its performance universe for the three- and five-year periods ended December 31, 2012. The Board took into account management's discussion of the Fund's performance, including any actions taken with respect to the Fund, as well as management's continued monitoring of the Fund's performance.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive

================================================================================

56  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of the services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                        ADVISORY AGREEMENT |  57

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
                                     Jefferson C. Boyce
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   39596-1113                                (C)2013, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





                             SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2013

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  DANIEL J. MAVICO, Assistant Secretary

Date:     11/22/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/02/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/02/2013
         ------------------------------

*Print the name and title of each signing officer under his or her signature.